OPERATING EXPENSES - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Provisions	$ (11,892)	$ (15,381)	$ (8,830)
Rentals and internet capacity	(4,160)	(5,359)	(5,887)
Energy, water and other services	(13,207)	(13,618)	(15,936)
Postage, freight and travel expenses	(5,132)	(5,039)	(5,883)
Other	(2,056)	(1,864)	(3,415)
Other operating expenses	$ (36,447)	$ (41,261)	$ (39,951)